Note 9 - Convertible Notes Payable and Credit Facility (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
December 31, 2013
Convertible notes payable cash proceeds	$650,000
Convertible notes payable issued for financial advisory services	60,000
Less: Derivative liability	(243,889)
Less: Relative fair value of warrants	(53,623)
Accreted interest	21,889
Accrued interest	7,707
Convertible notes payable, net	442,084
Less current portion	(60,000)
$382,084